Annual Fund Operating Expenses - Target Retirement 2050 Fund - None or same as Fund Name	May 01, 2021
Operating Expenses:
Management Fee	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.57%
Total Annual Fund Operating Expenses